Label	Element	Value
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000832705_SupplementTextBlock	Morgan Stanley June 16, 2017 Supplement SUPPLEMENT DATED JUNE 16, 2017 TO THE PROSPECTUS OF Morgan Stanley California Tax-Free Daily Income Trust, dated May 1, 2017 (the "Fund")
Risk/Return [Heading]	rr_RiskReturnHeading	MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.